CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net income	$ 102,983	$ 65,275	$ 173,316
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	99,273	95,849	94,217
Loss on disposal of property, plant and equipment	13,976	8,094	1,801
Gain on disposal of solar power systems and other investments	(27,803)	(46,367)
Impairment loss of property, plant and equipment	11,626	22,757	6,992
Impairment loss of project assets	0	2,952	0
Impairment loss of investment	3,686	0	0
(Gain) loss on change in fair value of derivatives	272	(27,322)	12,196
Equity in loss (earnings) of unconsolidated investees	(9,411)	4,404	643
Allowance for doubtful accounts	7,265	(280)	3,673
Write-down of inventories	17,820	19,467	23,013
Gain on repurchase of convertible notes		(2,782)
Share-based compensation	9,314	7,757	5,966
Unrealized gain from sales to unconsolidated investees	13,065	9,469	15,637
Changes in operating assets and liabilities:
Accounts receivable trade	46,337	(33,060)	(63,352)
Accounts receivable, unbilled	2,345	4,688	15,642
Amounts due from related parties	(10,089)	(4,230)	(99,893)
Inventories	(49,024)	(50,557)	50,821
Value added tax recoverable	(38,190)	(11,466)	(22,725)
Advances to suppliers	(15,990)	(30,609)	7,967
Project assets	(128,982)	(6,792)	70,943
Prepaid expenses and other current assets	(49,813)	(135,426)	36,745
Other non-current assets	(23,795)	(1,308)	(6,093)
Accounts payable	(27,758)	61,157	(23,975)
Short-term notes payable	243,685	(141,363)	116,453
Amounts due to related parties	33,908	(43,774)	47,522
Other payables	(5,889)	63,828	12,484
Advances from customers	(44,985)	19,710	(30,123)
Other liabilities	(18,774)	(995)	56,542
Accrued warranty costs	(6,726)	(3,847)	12,004
Prepaid land use rights	(30,087)	(19,714)	(16,262)
Liability for uncertain tax positions	833	(6,037)	(1,111)
Goodwill	1,369
Deferred taxes	84,939	(95,629)	(112,263)
Net settlement of derivatives	(1,460)	(1,922)	24,878
Net cash provided by (used in) operating activities	203,920	(278,073)	413,658
Investing activities:
(Increase) decrease in restricted cash	(101,985)	50,585	(100,935)
Investments in affiliates	(92,925)	(124,737)	(84,389)
Return of investment from unconsolidated investees	4,233	7,442	1,698
Purchase of property, plant and equipment	(276,978)	(286,722)	(90,905)
Purchase of solar power systems	(33,697)	(824,766)	(551,863)
Repayment of loan received from a third party			24,467
Proceeds from disposal of solar power systems	128,768	90,078
Proceeds from insurance claim	43,930	46,801
Proceeds from disposal of investment on subsidiaries		1,899	3,615
Distribution to non-controlling shareholders upon disposal of a subsidiary		(3,137)	(4,225)
Acquisition of subsidiaries, net of cash paid	(12,561)		(196,783)
Proceeds from disposal of property, plant and equipment			216
Net cash used in investing activities	(341,215)	(1,042,557)	(999,104)
Financing activities:
Proceeds from short-term borrowings	1,646,910	1,841,808	1,436,950
Repayment of short-term borrowings	(2,068,069)	(2,243,003)	(1,308,235)
Proceeds from long-term borrowings	690,841	1,076,332	487,228
Profit distribution to a non-controlling interest			(305)
Gross proceeds from issuance of common shares		23,864
Issuance costs paid for common shares offering		(456)
Payment of financing costs		(3,750)	(39,297)
Purchase of shares from non-controlling shareholders			(927)
Proceeds from non-controlling interest		1,648
Proceeds from issuance of warrant			16,378
Proceeds from third party financing liabilities	12,243	415,523	1,685
Proceeds from sales-leaseback arrangement	61,142	96,697	25,246
Distributions to tax equity investors	(9,582)
Repayment of capital lease obligation	(30,128)	(24,191)	(1,107)
Proceeds from short-term commercial paper		134,311
Repayment of short-term commercial paper	(138,953)
Payments for repurchase of convertible notes		(19,667)
Proceeds from exercise of stock options	879	707	1,867
Net cash provided by financing activities	165,283	1,299,823	619,483
Effect of exchange rate changes	21,444	(12,312)	(30,501)
Net increase (decrease) in cash and cash equivalents	49,432	(33,119)	3,536
Cash and cash equivalents at the beginning of the year	511,039	553,079	549,543
Less: increase (decrease) in cash and cash equivalents classified within assets held-for-sale at the end of the year	(1,208)	8,921
Cash and cash equivalents at the end of the year	561,679	511,039	553,079
Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	113,513	70,827	49,619
Income taxes paid	45,483	187,876	87,348
Supplemental schedule of non-cash activities:
Reclassification of solar power systems to project assets	4,782	1,362,037	114,131
Unpaid proceeds from disposal of subsidiaries included in prepaid expenses and other current assets		14,604
Property, plant and equipment costs included in other payables	$ 153,017	120,881	34,161
Solar power systems costs included in accounts payables		72,885	115,887
Reclassification of partial interests in project assets to investment in connection with a sale of 51% equity in the project			$ 84,200
Decrease in amounts due from related parties, net of investments in affiliates		$ 65,090